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JEREMY SENDEROWICZ jeremy.senderowicz@dechert.com +1 212 641 5669 Direct +1 212 698 3559 Fax

May 21, 2013

VIA EDGAR

Filing Room

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	DBX ETF Trust

Securities Act File No. 333-170122

Post-Effective Amendment No. 11

Investment Company Act File No. 811-22487

Amendment No. 13

Ladies and Gentlemen:

On behalf of DBX ETF Trust (the “Trust”), attached herewith for filing is the above-referenced Post-Effective Amendment No. 11 (the “Amendment”) to the Trust’s Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, on Form N-1A.

Also enclosed, pursuant to Rule 485(b), is the required representation of Counsel that the filing does not contain any disclosures that would render it ineligible to become effective under the Rule.

Should you have any questions regarding the Amendment or the foregoing matters, please do not hesitate to contact Jeremy Senderowicz at (212) 641-5669.

Very truly yours,

/s/ Jeremy Senderowicz
Jeremy Senderowicz

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